ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE

Description	June 30, 2026 (Unaudited)	December 31, 2025

Local currency
Credit card companies	1,437,597	1,957,920
Cargo and travel agencies	406,055	311,706
Loyalty program partners	328,792	146,035
Others	90,176	89,675

Total local currency	2,262,620	2,505,336

Foreign currency
Reimbursement receivable for contractual guarantees	79,272	104,901
Clearinghouse	29,510	46,060
Credit card companies	19,100	18,104
Reimbursement receivable for maintenance reserves	1,090	7,057
Others	32,181	93,551

Total foreign currency	161,153	269,673

Total	2,423,773	2,775,009

Provision for loss	(24,676)	(22,815)

Total net	2,399,097	2,752,194

Current	2,390,272	2,722,742
Non-current	8,825	29,452
In Brazil, credit card receivables are not exposed to the cardholder’s credit risk. The balances can be readily converted into cash, when necessary, through discounting arrangements with credit card companies.
During the six-month period ended June 30, 2026, the Company collected in advance the amount of R$5,673,241 referring to accounts receivable from credit card companies, without recourse, at an average cost of 1.3% p.m. resulting in interest expense of R$163,040 (R$220,564 as of June 30, 2025).
Aging list of accounts receivable, net of allowances for losses:

Description	June 30, 2026 (Unaudited)	December 31, 2025

Not past due
Up to 90 days	1,446,339	1,333,233
91 to 180 days	383,437	642,072
181 to 360 days	401,485	507,918
Over 360 days	8,825	29,452
	2,240,086	2,512,675
Past due
Up to 90 days	62,639	103,562
91 to 180 days	11,535	21,668
181 to 360 days	4,723	39,775
Over 360 days	104,790	97,329
	183,687	262,334

Provision for loss	(24,676)	(22,815)

Total	2,399,097	2,752,194
Of the balance past due for more than 360 days, R$79,272 refers to reimbursements receivable from contractual guarantees due from aircraft manufacturers. The Company is currently holding discussions with these manufacturers.
The movement in the allowance for losses is as follows

Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Balances at the beginning of the period	(22,815)	(27,724)
Additions	(6,905)	(19,720)
Reversals	3,828	12,024
Write-off of uncollectible amounts	1,216	2,440

Balances at the end of the period	(24,676)	(32,980)